Leases (Details 2) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023		$ 2,276
2024		1,228
2025		151
2026		152
2027		154
Thereafter		578
Total minimum lease payments		4,539
Less: Imputed interest		(833)
Total operating lease liabilities	$ 2,774	$ 3,706	$ 5,445